Mineral Interests - Schedule of Acquisition of the Mining Concession Contract (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Acquisition of the Mining Concession Contract [Abstract]
Original acquisition cost – First Guayabales Option	$ 9,833,334
Less: Fair value adjustment	(504,403)
Fair value long-term liability	9,328,931
Addition: Fair value – Provision for environmental remediation (See Note 11)	1,589,371
Mining concession asset	$ 10,918,302